Common Stock (Details Narrative) - Successor [Member] - $ / shares	Sep. 10, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Class C [Member]
Class of Stock [Line Items]
Number of shares converted	5,487,300
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member]
Class of Stock [Line Items]
Number of shares issued	5,487,300
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001